Cost of sales and expenses by their nature (Schedule of Cost of Sales and Administration Expenses) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Raw materials and consumables	$ 16,411,788	$ 15,565,242	$ 11,268,400
Electrical energy	3,303,640	2,536,387	2,123,658
Ferroalloys	2,137,671	1,973,586	1,734,914
Refractories	707,214	613,563	492,781
Oxygen	276,648	279,272	213,838
Electrodes	1,293,096	1,463,091	419,741
Gas and fuels	962,001	766,163	612,605
Labor	2,042,433	3,181,556	2,699,414
Operation materials	919,893	954,415	1,000,752
Depreciation and amortization	1,108,629	1,112,418	1,465,759
Maintenance	2,221,595	2,243,255	2,586,507
Other expenses	319,958	954,379	615,100
Total expense	31,704,566	31,643,327	25,233,469
Cost of sales	30,067,141	30,563,315	23,994,526
Administrative expenses	$ 1,637,425	$ 1,080,012	$ 1,238,943